Other Reserves (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of reserves within equity [abstract]
Schedule of other reserves

In thousands of USD	Share-based payment capital reserves	Exchange difference on net investment in foreign operations	Fair value reserve of financial assets at FVOCI	Currency translation adjustment	Total other reserves
As of December 31, 2023	188,249	(576,733)	(5,820)	555,033	160,729
Other comprehensive (loss) / income	—	(190,348)	3,152	202,626	15,430
Total comprehensive (loss) / income for the period	—	(190,348)	3,152	202,626	15,430
Share-based payments	3,560	—	—	—	3,560
Exercise of options	(2,361)	—	—	—	(2,361)
As of June 30, 2024	189,448	(767,081)	(2,668)	757,659	177,358